EARNINGS PER SHARE - Additional (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded	17,708,332	17,708,332	873
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental shares under treasury stock method	1,110,760